Intangible assets, Net	12 Months Ended
Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, Net
10.	Intangible assets, Net

Intangible assets, net consisted of the following:

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Customer relationship	71,180	-	-
Trademark	111,450	-	-
Student base	2,390	-	-
License	23,600	-	-
Franchise agreements	9,420	-	-
Technology and system	127,600	-	-
	345,640	-	-
Less: accumulated amortization	(67,687)	-	-
Intangible assets, net	277,953	-	-

For the years ended August 31, 2019, 2020 and 2021, the Group recorded amortization expenses of RMB23,081, RMB38,302 and RMB11,549 (US$1,788), respectively.

No impairment charges were recognized on intangible assets for years ended August 31, 2019 and 2020. The Company recognized impairment loss with amount of RMB197,328(US$30,544) on the intangible assets for the year ended August 31, 2021 because of the tutoring service business termination by the Company.